Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 30 – SUBSEQUENT EVENTS

One of the Company’s related parties, Wenzhou Weidi Technology Co. Ltd. (Weidi), changed 100% of its ownership to an arm’s length party on March 26, 2025. Weidi is no longer a related party to the Company since then.

The Company has evaluated subsequent events through April XX, 2025. No other matters were identified affecting the accompanying financial statements or related disclosures.